STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss	$ (9,344)	$ (8,792)	$ (7,246)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	15	15	7
Exchange rate differences on cash, cash equivalents and restricted cash	(2)	0	0
Share-based compensation to employees and directors	804	1,389	812
Net change in operating lease asset and liability	(9)	0	0
Share-based compensation to service providers	0	342	412
Warrant issuance costs	368	0	0
Interest income (expenses)	85	(85)	0
Change in warrant liability valuation	(1,726)	0	0
Loss from inducement offer letter agreement	1,502	0	0
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	330	356	(348)
Trade payables	12	73	(585)
Employees, related liabilities and accrued expenses	1,286	243	395
Net cash used in operating activities	(6,679)	(6,459)	(6,553)
Cash flows from investing activities
Purchase of property and equipment	(9)	(6)	(50)
Proceeds from short term deposits	7,000
Purchase of short-term deposit	(1,000)	(6,000)	0
Net cash provided by (used in) investing activities	5,991	(6,006)	(50)
Cash flows from financing activities
Proceeds from exercise/issuance of warrants	2,511	0	1,930
Proceeds From Inducement Offer Letter Agreement	1,334
Issuance costs	(932)	0	(446)
Proceeds from Issuance of shares and pre-funded warrants	1,703
Proceeds from issuance of ordinary shares under Private Investment in Public Equity	0	0	6,000
Net cash provided by financing activities	4,616	0	7,484
Effect of Exchange rate changes on cash, cash equivalents and restricted cash	2	0	0
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect, Total	3,930	(12,465)	881
Cash, cash equivalents and restricted cash at the beginning of the year	4,106	16,571	15,690
Cash, cash equivalents and restricted cash at the end of the year	8,036	4,106	16,571
Supplemental cash flow information:
Cash and cash equivalents	8,026	4,096	16,537
Restricted cash	10	10	34
Total cash, cash equivalents, and restricted cash	8,036	4,106	16,571
Acquisition of right-of-use assets by means of lease liabilities	$ 113	$ 0	$ 0